Schedule I - Condensed Balance Sheets (Parenthetical) (Detail) - shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 21, 2020	Dec. 31, 2019
Common Unit, Issued	43,508,833	43,487,583		43,367,583
Common Unit, Outstanding	43,508,833	43,487,583		43,367,583
Class A Common Units [Member]
Common Unit, Authorized	26,000,000	26,000,000		26,000,000
Common Unit, Issued	26,000,000	26,000,000		26,000,000
Common Unit, Outstanding	26,000,000	26,000,000		26,000,000
Class A Common Units [Member] | Parent Company [Member]
Common Unit, Authorized		26,000,000		26,000,000
Common Unit, Issued		26,000,000		26,000,000
Common Unit, Outstanding		26,000,000		26,000,000
Class B Common Units [Member]
Common Unit, Authorized	17,333,333		17,333,333	17,333,333
Common Unit, Issued	17,333,333	17,333,333		17,333,333
Common Unit, Outstanding	17,333,333	17,333,333		17,333,333
Class B Common Units [Member] | Parent Company [Member]
Common Unit, Authorized		17,333,333		17,333,333
Common Unit, Issued		17,333,333		17,333,333
Common Unit, Outstanding		17,333,333		17,333,333
Class C Common Units [Member]
Common Unit, Authorized	5,850,000	5,850,000		5,850,000
Common Unit, Issued	175,500	154,250		34,250
Common Unit, Outstanding	175,500	154,250		34,250
Class C Common Units [Member] | Parent Company [Member]
Common Unit, Authorized		5,850,000		5,850,000
Common Unit, Issued		154,250		34,250
Common Unit, Outstanding		154,250		34,250